STOCK COMPENSATION EXPENSE	3 Months Ended
Mar. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
6. STOCK COMPENSATION EXPENSE

During the three month period ending March 31, 2015, no stock options, free share awards or warrants were granted by the Company.

Net income (loss) before and after stock-based compensation is as follows:

	Three months ended
(in thousands except per share data)	March 31,
	2014	2015

Net income (loss)	$(26,638)	$11,647

Net income (loss) per share
Basic	$(0.94)	$0.29
Diluted	$(0.94)	$0.27

Number of shares used for computing
(weighted average)
Basic	28,312	40,207
Diluted	28,312	42,879

Stock-based compensation (ASC 718)
Cost of products and services sold	10	0
Research and development	343	459
Selling, general and administrative	419	1,292
Total	772	1,751

Net income (loss) before stock-based compensation	(25,866)	13,398

Net income (loss) before stock-based compensation per share
Basic	$(0.91)	$0.33
Diluted	$(0.91)	$0.31